FAIR VALUE MEASUREMENTS - Estimated Fair Value (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Asset
Entrusted bank balances held on behalf of customers	$ 12,807	¥ 89,157	¥ 73,226
Total carrying value
Asset
Cash		209,507	257,789
Entrusted bank balances held on behalf of customers		89,157	73,226
Deposits with clearing organizations		20,330	34,215
Reverse repurchase agreement		136,097	533,699
Other financial assets		347,295	326,178
Total		802,386	1,225,107
Liabilities
Other financial liabilities		121,130	119,469
Total		121,130	119,469
Estimate fair value
Asset
Cash		209,507	257,789
Entrusted bank balances held on behalf of customers		89,157	73,226
Deposits with clearing organizations		20,330	34,215
Reverse repurchase agreement		136,097	533,699
Other financial assets		347,295	326,178
Total		802,386	1,225,107
Liabilities
Other financial liabilities		121,130	119,469
Total		121,130	119,469
Estimate fair value | Level 1
Asset
Cash		209,507	257,789
Entrusted bank balances held on behalf of customers		89,157	73,226
Deposits with clearing organizations		20,330	34,215
Total		318,994	365,230
Estimate fair value | Level 2
Asset
Reverse repurchase agreement		136,097	533,699
Other financial assets		347,295	326,178
Total		483,392	859,877
Liabilities
Other financial liabilities		121,130	119,469
Total		¥ 121,130	¥ 119,469